PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Property and equipment
Property and equipment, gross		$ 739,386	$ 815,002	$ 736,418
Less accumulated depreciation and impairment		(490,519)	(535,456)	(367,726)
Total property and equipment, net		248,867	279,546	368,692
Impairment of property and equipment	$ 60,026	60,000
Capital lease obligations		0	0	0
Land
Property and equipment
Property and equipment, gross		8,593	7,106	9,924
Building and leasehold improvements
Property and equipment
Property and equipment, gross		83,352	83,328	82,834
Vehicles and equipment
Property and equipment
Property and equipment, gross		24,114	38,547	8,993
Machinery and equipment
Property and equipment
Property and equipment, gross		534,303	564,741	550,489
Computer equipment and software
Property and equipment
Property and equipment, gross		11,102	11,438	10,256
Office furniture and equipment
Property and equipment
Property and equipment, gross		4,275	3,709	4,329
Disposal wells
Property and equipment
Property and equipment, gross		67,566	67,778	63,771
Helicopters
Property and equipment
Property and equipment, gross		497	497	497
Construction in progress
Property and equipment
Property and equipment, gross		$ 5,584	$ 37,858	$ 5,325